Vessels, Port Terminals and Other Fixed Assets, Net - Navios Logistics (Details) - USD ($) $ in Thousands	1 Months Ended	5 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2019	May 18, 2017	Aug. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 04, 2017	Feb. 28, 2017
Property Plant And Equipment [Line Items]
Vessels, port terminals and other fixed assets, net	$ 1,276,514			$ 1,276,514	$ 1,898,455
Prepaid expenses and other current assets	12,239			12,239	40,190
Other long term assets	49,071			49,071	23,736
Gain on sale of assets				0	28	$ 1,064
Cash consideration for purchase of property, plant and equipment			$ 14,735
Construction of six liquid barges
Property Plant And Equipment [Line Items]
Total purchase price	$ 15,800			$ 15,800
Secured credit of purchase price	75.00%			75.00%
Debt Instrument, Term				5 years
Payments for construction in process	$ 4,046
River and estuary tanker
Property Plant And Equipment [Line Items]
Vessels, port terminals and other fixed assets, net					17,389
Capitalized interest costs					628
Payments for construction in process						6,141
Three new pushboats
Property Plant And Equipment [Line Items]
Vessels, port terminals and other fixed assets, net					32,032
Capitalized interest costs					3,874
Payments for construction in process						30,708
Expansion of its dry port
Property Plant And Equipment [Line Items]
Vessels, port terminals and other fixed assets, net						137,357
Capitalized interest costs						9,971
Undeveloped land located in Port Murtinho region, Brazil
Property Plant And Equipment [Line Items]
Capitalized interest costs				$ 458
Area of land (in hectares)				3,5 hectares
Payments to acquire land				$ 1,155
Covers for Dry Barges
Property Plant And Equipment [Line Items]
Total purchase price							$ 1,115
Cash consideration for purchase of property, plant and equipment				$ 1,115
Ferni H
Property Plant And Equipment [Line Items]
Vessel Capacity				16,871 dwt
San San H
Property Plant And Equipment [Line Items]
Vessel Capacity				16,871 dwt
Ferni H and San San H
Property Plant And Equipment [Line Items]
Vessel acquisition cost		$ 11,239
Formosa and San Lorenzo
Property Plant And Equipment [Line Items]
Vessel sale price								$ 1,109
Prepaid expenses and other current assets	96			$ 96	174
Other long term assets	$ 375			$ 375	$ 428
Gain on sale of assets						$ 1,075